Income Taxes (Tax Information on a Domestic and Foreign Basis) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income before income taxes
Domestic	$ 3,637	$ 4,162	$ 4,400
Foreign	907	1,267	1,282
Income before income taxes	4,544	5,429	5,682
Current income tax expense (recovery)
Domestic	616	608	818
Foreign	(121)	36	9
Total current income tax expense	495	644	827
Deferred income tax expense
Domestic	389	423	419
Foreign	98	146	108
Total deferred income tax expense	$ 487	$ 569	$ 527